Pzena Mid Cap Focused Value Fund
Pzena Mid Cap Focused Value Fund
Investment Objective
The Pzena Mid Cap Focused Value Fund (the “Mid Cap Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Pzena Mid Cap Focused Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pzena Mid Cap Focused Value Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fee)		10.27%	10.14%
Shareholder Servicing Plan Fee		0.10%	none
Total Annual Fund Operating Expenses		11.32%	10.94%
Less: Fee Waiver and Expense Reimbursement	[1]	(9.97%)	(9.94%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.35%	1.00%
[1]	Pzena Investment Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.35% of average daily net assets of the Investor Class shares and 1.00% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pzena Mid Cap Focused Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	137	2,338	4,269	8,126
Institutional Class	102	2,244	4,140	7,977

Portfolio Turnover.
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal period (March 31, 2014 through February 28, 2015), the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies.  The Fund defines a “mid-cap” company as an issuer whose market capitalization falls between the 201st to 1,200th largest market capitalization of U.S. listed, publicly traded companies as determined by the Adviser from publicly available data sources at the time of purchase (“mid cap companies”).  As of May 31, 2015, the market capitalization of these mid-cap companies according to such publicly available data sources ranged from $2.6 billion to $26.8 billion.  In managing the Fund’s assets, the Adviser will follow a classic value strategy.  The Fund’s portfolio will generally consist of 30 to 40 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies that are traded on U.S. exchanges.  The Fund may also invest in real estate investment trusts (“REITs”).

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Mid Cap Fund may also make short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund.  The following additional risks could affect the value of your investment:

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Market Risk.  The value of the Mid Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

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Management Risk.  The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

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Equity Risk.  The equity securities held by the Mid Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

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Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid than U.S. securities, which could affect the Mid Cap Fund’s investments.  Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

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Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.

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Mid Cap Company Risk.  A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

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Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Mid Cap Fund may underperform other funds that use different investing styles.

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Financial Sector Risk.  The Mid Cap Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.  During the recent market downturn, numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.

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Real Estate Investment Trust (REIT) Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Mid Cap Fund will bear a proportionate share of those expenses.

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Newer Fund Risk. The Mid Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Mid Cap Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).